Schedule of Financial Data for the Company’s Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Research and development expenses	$ 302	$ 1,860	$ 1,080	$ 2,776	$ 5,054	$ 3,378
Total operating costs and expenses	3,002	4,952	6,658	8,568	36,757	15,419
Operating loss	(3,002)	(4,952)	(6,658)	(8,568)	(36,757)	(15,419)
Other income (expenses):
Other expense	(1,536)	(1,023)	(1,826)	(1,992)	(1,774)	(890)
Other expense – digital assets					(402)
Total expense, net	(1,639)	(1,091)	(2,047)	(3,108)	(2,176)	(890)
Interest income		4		12	28	13
Interest expense, net	(17)	(57)	(66)	(233)	(319)	(1,506)
Total other expense, net	(1,639)	(1,076)	(2,046)	(2,213)	(2,467)	(2,383)
Net loss	(4,641)	(6,028)	(8,704)	(10,781)	(39,224)	(17,802)
Loss on investment	(86)		(154)
Clinical Asset Development [Member]
Segment Reporting [Line Items]
Research and development expenses	185	222	447	411	802	3,278
Related Parties [Member]
Segment Reporting [Line Items]
Research and development expenses	117	1,638	633	2,365	3,952	100
Related Parties Digital Assets [Member]
Segment Reporting [Line Items]
Research and development expenses					300
Legal and Professional Fees [Member]
Segment Reporting [Line Items]
General and administrative expenses	300	872	1,013	1,632	4,682	2,258
Litigation Liability Accrual [Member]
Segment Reporting [Line Items]
General and administrative expenses					9,594
Accounting And Audit Fees [Member]
Segment Reporting [Line Items]
General and administrative expenses	639	378	1,348	922	1,749	1,625
Salaries Payroll and Stock Based Compensation [Member]
Segment Reporting [Line Items]
General and administrative expenses	470	751	1,013	1,444	5,020	4,098
Issuance of Common Stock and Pre-funded Warrants [Member]
Segment Reporting [Line Items]
General and administrative expenses					7,000
Other [Member]
Segment Reporting [Line Items]
General and administrative expenses	$ 1,291	$ 1,091	$ 2,204	$ 1,794	$ 3,658	$ 4,060